Accounts Receivable, Net - Schedule of the Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Balance at beginning	$ 160,855	$ 164,122	$ 179,475
(Reversal of) Provision for expected credit losses	(31,199)	1,084	(1,087)
Foreign exchange difference	(4,013)	(4,351)	(14,266)
Balance at ending	$ 125,643	$ 160,855	$ 164,122